[SHIP LOGO][Vanguard/(R)/ LOGO]



VANGUARD(R) U.S. SECTOR ETFs

SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 29, 2006

Correction to the CUSIP number for Vanguard Energy ETF:

The CUSIP number for the Vanguard Energy ETF is 92204A306.



















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